Note 9 - Term Loans and Line of Credit Agreements (Details Textual) - USD ($)				12 Months Ended
	Dec. 20, 2019	May 31, 2018	Dec. 20, 2016	Dec. 31, 2019	Dec. 31, 2018	May 13, 2019	Mar. 29, 2019
Long-term Debt, Gross				$ 23,000,000
Repayments of Lines of Credit				1,839,000
Payments of Debt Issuance Costs				290,000	5,000
Restricted Cash and Cash Equivalents, Noncurrent, Total				$ 7,185,000	$ 502,000
Long-term Debt, Weighted Average Interest Rate, over Time				5.46%	5.35%
New Term Loan Agreement [Member]
Long-term Debt, Gross				$ 23,000,000
Debt Issuance Costs, Net, Total				415,000
New Term Loan Agreement [Member] | Laurel Capital Corporation [Member]
Long-term Debt, Gross	$ 23,000,000
Payments of Debt Issuance Costs	300,000
Proceeds from Issuance of Debt	7,200,000
Restricted Cash, Total	$ 7,200,000
Debt Instrument, Periodic Payment, Number of Payments	119
Debt Instrument, Maturity Schedule	15 years
Debt Instrument, Interest Rate, Stated Percentage, First Five Years	5.00%
Debt Instrument, Prepayment Penalty, Percentage, First Five Years	5.00%
Debt Instrument, Prepayment Penalty, Percentage, Years Six and Seven	4.00%
Debt Instrument, Prepayment Penalty, Percentage, Years Eight and Nine	3.00%
Debt Instrument, Prepayment Penalty, Percentage, Year Ten	2.00%
Debt Issuance Costs, Net, Total				400,000
The 2016 Term Loan Agreement [Member] | Laurel Capital Corporation [Member]
Long-term Debt, Gross			$ 12,000,000
Repayments of Debt	$ 10,300,000
The 2019 Term Loan Agreement [Member] | Laurel Capital Corporation [Member]
Long-term Debt, Gross							$ 3,000,000
Repayments of Debt	2,900,000
The Line of Credit Agreement [Member] | Home Savings Bank [Member]
Repayments of Lines of Credit	1,700,000		9,100,000
Restricted Cash and Cash Equivalents, Noncurrent, Total			$ 2,900,000		$ 500,000
Line of Credit Facility, Maximum Borrowing Capacity		$ 5,000,000
Long-term Line of Credit, Total		0
Line of Credit Facility, Amounts in Excess of, Subject to Borrowing Base		$ 1,000,000
Proceeds from Lines of Credit, Total				$ 0	$ 0
Line of Credit Facility, Interest Rate at Period End				5.00%
The Line of Credit Agreement [Member] | Home Savings Bank [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		0.25%
New Castle Country Club Commercial Mortgage [Member] | Mercer County State Bank [Member]
Long-term Debt, Gross						$ 700,000
Repayments of Debt	$ 600,000
New Castle Country Club Commercial Demand Line of Credit [Member] | Mercer County State Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity						150,000
Long-term Line of Credit, Total						$ 134,000